Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
Note 19:	Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606) (ASU 2014-09). This update to the ASC is the culmination of efforts by the FASB and the International Accounting Standards Board (IASB) to develop a common revenue standard for U.S. GAAP and International Financial Reporting Standards (IFRS). ASU 2014-09 supersedes Topic 605 – Revenue Recognition and most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance in ASU 2014-09 describes a 5-step process entities can apply to achieve the core principle of revenue recognition and requires disclosures sufficient to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers and the significant judgments used in determining that information. Originally, the amendments in ASU 2014-09 are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period and early application is not allowed. In July 2015, the FASB extended the implementation date to December 15, 2017. The Company is currently evaluating the effects of ASU 2014-09 on its financial statements and disclosures, if any.

ASU No. 2014-11, Transfer and Servicing (Topic) 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures

ASU No. 2014-11 was issued in June 2014 and requires two accounting changes:

The accounting for repurchase-to-maturity transactions is changed to secured borrowings accounting, and for repurchase financing arrangements, separate accounting is required for a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty, which results in secured borrowing accounting.

Additional disclosures are required. ASU No. 2014-11 was effective for first interim or annual reporting period beginning after December 15, 2014. In addition, for public companies, the disclosure for certain transactions accounted for as a sale is effective for the first interim or annual period beginning on or after December 15, 2014, and the disclosure for transactions accounted for as secured borrowings is required fro annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Company adopted ASU 2014-11 as required, without a material impact on the Company’s financial position or results of operations.